SHAREHOLDER LETTER


Dear Shareholder:

This semiannual report for Franklin Templeton Fund Allocator Series (Conservative Target Fund, Moderate Target Fund and Growth Target Fund) covers the period ended January 31, 2001.

ECONOMIC OVERVIEW

During the six months under review, the U.S. economy showed signs of ending its long run of above-trend growth. U.S. gross domestic product (GDP) for fourth quarter 2000 grew at a mere 1.1% annualized rate, the slowest quarterly growth in more than five years.(1) The deceleration was marked by higher energy prices, a broad decline in manufacturing demand and a four-year low in consumer confidence. Without a booming economic engine, unemployment began to edge up late in the reporting period after hovering near a 30-year low throughout much of 2000.

In December, Federal Reserve Board (Fed) policy makers abruptly altered their aggressive credit-tightening stance, signaling for the first time in two years that recession was a greater concern than inflation. In light of this shift, the Fed abandoned their bias toward raising interest rates and began to lower them for the first time since 1998 to keep the economy on track. On January 3, they unexpectedly implemented an inter-meeting reduction of 50 basis points (0.50%) in the federal funds target rate (the interest banks charge each other

CONTENTS

Shareholder Letter ..........................................................  1
Fund Reports
 Franklin Templeton
 Conservative Target Fund ...................................................  6
 Franklin Templeton
 Moderate Target Fund ....................................................... 10
 Franklin Templeton
 Growth Target Fund ......................................................... 14
Financial Highlights &
Statements of Investments ................................................... 18
Financial Statements ........................................................ 27
Notes to
Financial Statements ........................................................ 30

FUND CATEGORY
[PYRAMID GRAPHIC]

1.   Source: Federal Reserve Board, 1/31/01 press release.

on overnight loans), then added another half-percentage point cut at their January 31 meeting, bringing down the federal funds target rate from 6.5% to 5.5% overall. Short-term interest rates declined more than long-term rates during the period, with the yield on the 2-year Treasury bill beginning the reporting period at 6.24% and closing at 4.57% on January 31, 2001, while the 30-year Treasury bond yield fell from 5.73% to 5.50% over the same time.

The drop in consumer and business confidence, combined with a wave of corporate earnings disappointments, contributed to a significant stock market sell-off, especially in volatile technology-related industries. During the six months under review, the Dow Jones(R) Industrial Average was up 4.33%, but the Standard & Poor's 500(R) (S&P 500(R)) Index and the technology-laden Nasdaq Composite Index fell 3.98% and 26.22%, respectively.(2) Additionally, value stocks were among the best performers during the period while growth stocks were among the worst. This recent turnaround was illustrated by the Russell 3000 Growth Index's -16.48% total return during the reporting period, which contrasted sharply with the 11.09% gain in its value counterpart, the Russell 3000 Value Index.(3)


2. Source: Standard and Poor's Micropal. The Dow Jones Industrial Average is price-weighted based on the average market price of 30 blue chip stocks. The average is found by adding the prices of the 30 stocks and dividing by a denominator that has been adjusted for stock splits, stock dividends, and substitutions of stocks. The S&P 500 Composite Index consists of 500 domestic stocks, comprising four broad sectors: industrials, utilities, financials and transportation. The S&P 500 serves as the standard for measuring large-cap, U.S. stock market performance. Since some industries are characterized by companies of relatively small stock capitalization, the index is not composed of the 500 largest, U.S. publicly traded companies. The Nasdaq Composite Index measures all Nasdaq domestic and non-U.S.-based common stocks listed on the Nasdaq Stock Market(R). The index is market value weighted.
3. Source: Standard and Poor's Micropal. The Russell 3000 Growth Index measures the performance of those Russell 3000 companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000 Growth or Russell 2000 Growth Index. The Russell 3000 Value Index measures the performance of those Russell 3000 companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the Russell 1000 Value or the Russell 2000 Value Index.

Market weakness in the U.S. seemed to negatively affect overseas markets. Asia was especially hard hit, but European and Latin American markets also felt the impact. For example, the Morgan Stanley Capital International (MSCI(R)) Pacific Index fell 12.89% during the period, while the MSCI Europe Index fell 3.78% and the MSCI Latin America Index eked out a gain of just 2.20% during the same time.(4) On a positive note for European markets, the euro recovered versus the dollar after a sustained period of protracted declines. After falling as low as $0.83 during October 2000, its lowest point ever, the euro rose to $0.94 by the end of the period.

With the exception of the high yield sector, bond markets generally produced positive returns during the period as interest rates fell and investors sought fixed income securities as a relative safe haven from stock market turbulence. Higher-rated securities, including Treasuries and mortgage-backed securities, rallied in investors' "flight to quality." However, high yield bonds suffered due to market concerns about deteriorating credit quality in an increasingly weak economic environment. For the six months under review, the Lehman Brothers U.S. Aggregate Index posted a return of 8.12%.(5)



4. Source: Standard and Poor's Micropal. The MSCI Pacific Index includes over 400 companies and the five countries of Australia, Hong Kong, Japan, New Zealand, and Singapore. The average company has a market capitalization of about $5.1 billion. The MSCI Latin America Index includes companies representing these seven Latin American countries: Argentina, Brazil, Chile, Colombia, Mexico, Peru and Venezuela. The MSCI Europe Index includes companies representing these 15 European countries: Austria, Belgium, Denmark, Finland, France, Germany, Italy, Netherlands, Norway, Spain, Sweden, Switzerland and the U.K.
5. Source: Standard and Poor's Micropal. The Lehman Brothers U.S. Aggregate Index includes fixed-rate debt issues rated investment grade or higher by Moody's, S&P or Fitch, in that order. All issues have at least one year to maturity and an outstanding par value of at least $100 million for U.S. government issues and $50 million for all others. All returns are market value-weighted inclusive of accrued interest. The index is a composite of the Government/Corporate Index and the Mortgage-Backed Securities Index. Total return includes price appreciation/depreciation and income as a percentage of the original investment. The total return index is rebalanced monthly by market capitalization.

Within this environment, the three Franklin Templeton Target Funds generally underperformed their benchmark indexes, the S&P 500 Index and the MSCI Europe, Australasia, Far East (EAFE(R)) Index for equities and the Lehman Brothers Government/Credit Index for bonds.(6) Some of this underperformance can be attributed to sharp declines in such domestic growth fund holdings as Franklin Aggressive Growth Fund and Franklin Small Cap Growth Fund I. As they fell in tandem with the general equity markets, their losses overwhelmed solid gains in such equity holdings as Mutual Shares Fund and Franklin Natural Resources Fund, as well as bond fund holdings such as Franklin U.S. Government Securities Fund.


INVESTMENT STRATEGY

Throughout the reporting period, we maintained consistent exposure to the three broad asset classes in which the Funds invest (equity, fixed income, and short-term investments and other net assets) and focused on actively managing the selection of the underlying funds. The following asset class allocations are prescribed for each Target Fund:

                                                            SHORT-TERM
                                                            INVESTMENTS &
                              EQUITY    FIXED INCOME       OTHER NET ASSETS
--------------------------------------------------------------------------------
Conservative Target Fund       40%           40%                 20%
Moderate Target Fund           55%           35%                 10%
Growth Target Fund             80%           15%                  5%



6. The MSCI EAFE Index is an equity index calculated by Morgan Stanley Capital International. The index measures the total returns (gross dividends are reinvested) of equity securities available in the developed markets of Europe, Australia and the Far East. Securities included in the index are weighted according to their market capitalization (shares outstanding times price); the average company has a market capitalization of over $3 billion. The Lehman Brothers Government/Credit Index is composed of securities in the Lehman Brothers Government and Credit Indexes, including U.S. Treasury, U.S. Government and agency securities; and secured notes that meet maturity, liquidity and quality specifications. Total return includes price appreciation/depreciation and income as a percentage of the original investments.


The indexes are unmanaged and include reinvested dividends or interest. One cannot invest directly in an index, nor is an index representative of the Funds' portfolios.

Whenever possible, we will attempt to hold the same Franklin Templeton funds in each Target Fund's portfolio. However, underlying Franklin Templeton fund weightings will differ based on each Target Fund's risk level. We generally diversify the Target Funds' broad equity allocations across investment styles, market capitalization sizes and countries of origin. Maintaining similarity of the underlying Franklin Templeton fund investments across the Franklin Templeton Fund Allocator Series increased the consistency and relative predictability of the Target Funds' total returns. We also have improved our ability to determine and interpret the source of the returns.

Looking forward, we expect our portfolio management discipline will generate consistent and proportionate investment results. However, security prices are always subject to volatility, and bad years can be mixed with good. Since no one can predict exactly how financial markets will perform, we believe it is important for investors to exercise patience and focus on their long-term investment goals, rather than on short-term market movements.

We appreciate your continued participation in the Funds and look forward to helping you achieve your financial goals.


Sincerely,


/s/T. Anthony Coffey

T. Anthony Coffey, CFA
Portfolio Manager
Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON
CONSERVATIVE TARGET FUND

ASSET ALLOCATION
Franklin Templeton Conservative Target Fund
Base on Total Net Assets
1/31/01

[PIE CHART]

Fixed Income                                                              39.6%
Domestic Equity                                                           27.2%
Foreign Equity                                                            12.9%
Short-Term Investments & Other Net Assets                                 20.3%

--------------------------------------------------------------------------------
Your Fund's Goal: Franklin Templeton Conservative Target Fund seeks the highest level of long-term total return achievable at a lower level of risk.
--------------------------------------------------------------------------------

During the six months under review, Franklin Templeton Conservative Target Fund-Class A provided a +3.60% cumulative total return, as shown in the Performance Summary on page 8. This performance can be attributed largely to maintaining a static allocation among equities, fixed income securities and short-term investments, as well as by the actual performance of the selected underlying funds.


At the end of the reporting period, Franklin Templeton Conservative Target Fund's domestic equity exposure was 67.9% of its total equity weighting, with the balance represented by foreign equity. The portfolio was diversified across capitalization size and investment style, and on January 31, 2001, we held shares


The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 20.

in large-, mid-, and small-capitalization equity funds, representing value and growth styles. Mutual Shares Fund, representing 10.1% of the Fund's total net assets, was our largest equity fund weighting. Franklin U.S. Government Securities Fund was our largest fixed income holding.


Looking forward, we believe that the Fund will continue to benefit from our careful analysis and selection of underlying funds, while maintaining the same relative allocation among the three primary asset classes. Additionally, we seek to decrease the Fund's return volatility by carefully allocating the Fund's assets to domestic and foreign equity fund holdings and varying capitalization sizes and investment styles.



TOP FIVE FUND HOLDINGS
Franklin Templeton
Conservative Target Fund
1/31/01

                                                                     % OF TOTAL
                                                                      NET ASSETS
--------------------------------------------------------------------------------
Franklin Institutional
Fiduciary Trust
Money Market Portfolio                                                    20.3%

Franklin U.S. Government
Securities Fund                                                           19.6%

Franklin Strategic
Income Fund                                                               13.7%

Mutual Shares Fund                                                        10.1%

Mutual European Fund                                                       6.7%

FRANKLIN TEMPLETON
CONSERVATIVE TARGET FUND

--------------------------------------------------------------------------------
CLASS A: Subject to the current, maximum 5.75% initial sales charge. Prior to 8/3/98, Fund shares were offered at a lower initial sales charge; thus actual total returns may differ.

CLASS C: Subject to 1% initial sales charge and 1% contingent deferred sales charge for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.


Past expense reductions by the Fund's manager increased the Fund's total return. Without these reductions, the Fund's total return would have been lower.
--------------------------------------------------------------------------------
PERFORMANCE SUMMARY AS OF 1/31/01

Distributions and returns will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of operating expenses for each class. All total returns include reinvested distributions at net asset value.

PRICE AND DISTRIBUTION INFORMATION

CLASS A                                CHANGE         1/31/01   7/31/00
--------------------------------------------------------------------------------
Net Asset Value (NAV)                  -$0.35         $11.78    $12.13
DISTRIBUTIONS (8/1/00 - 1/31/01)
Dividend Income                        $0.4246
Short-Term Capital Gain                $0.2983
Long-Term Capital Gain                 $0.0391
                                       -------
Total                                  $0.7620



CLASS C                            CHANGE         1/31/01   7/31/00
--------------------------------------------------------------------------------
Net Asset Value (NAV)              -$0.35         $11.68    $12.03
DISTRIBUTIONS (8/1/00 - 1/31/01)
Dividend Income                    $0.3731
Short-Term Capital Gain            $0.2983
Long-Term Capital Gain             $0.0391
                                   -------
Total                              $0.7105

For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton Investments at 1-800/342-5236.

PERFORMANCE

                                                                      INCEPTION
CLASS A                                6-MONTH   1-YEAR   3-YEAR     (12/31/96)
--------------------------------------------------------------------------------
Cumulative Total Return(1)              +3.60%   +6.99%   +31.21%      +46.22%
Average Annual Total Return(2)          -2.36%   +0.82%    +7.35%       +8.17%
Value of $10,000 Investment(3)         $9,764   $10,082   $12,370     $13,781
Avg. Ann. Total Return (12/31/00)(4)             -2.91%    +6.37%       +7.63%


                                                                      INCEPTION
CLASS C                                6-MONTH   1-YEAR   3-YEAR      (12/31/96)
--------------------------------------------------------------------------------
Cumulative Total Return(1)              +3.18%   +6.20%   +28.30%      +41.40%
Average Annual Total Return(2)          +1.20%   +4.16%    +8.29%       +8.59%
Value of $10,000 Investment(3)        $10,120  $10,416   $12,699      $14,000
Avg. Ann. Total Return (12/31/00)(4)             +0.31%    +7.29%       +8.07%

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class. Six-month return has not been annualized.
3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include the current, applicable, maximum sales charge(s) for that class.
4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

--------------------------------------------------------------------------------
Ongoing stock market volatility can dramatically change the Fund's short-term performance; current results may differ. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.
--------------------------------------------------------------------------------




Past performance does not guarantee future results.

FRANKLIN TEMPLETON
MODERATE TARGET FUND


ASSET ALLOCATION
Franklin Templeton Moderate Target Fund
Based on Total Net Assets
1/31/01

[PIE CHART]

Domestic Equity                                                           35.1%
Fixed Income                                                              34.7%
Foreign Equity                                                            18.3%
Short-Term Investments & Other Net Assets                                 11.9%

--------------------------------------------------------------------------------
Your Fund's Goal: Franklin Templeton Moderate Target Fund seeks the highest level of long-term total return achievable at an intermediate level of risk.
--------------------------------------------------------------------------------

During the six months under review, Franklin Templeton Moderate Target Fund - Class A provided a -2.13% cumulative total return, as shown in the Performance Summary on page 12. This performance can be attributed largely to maintaining a static allocation among equities, fixed income securities and short-term investments, as well as by the actual performance of the selected underlying funds.

At the end of the reporting period, Franklin Templeton Moderate Target Fund's domestic equity exposure was 65.8% of its total equity weighting, with the balance represented by foreign equity. The portfolio was diversified across capitalization size and investment style, and on January 31, 2001, we held shares



The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 23.

in large-, mid-, and small-capitalization equity funds, representing value and growth styles. Mutual European Fund, representing 9.2% of the Fund's total net assets, was our largest equity fund weighting. Franklin U.S. Government Securities Fund was our largest fixed income holding.


Looking forward, we believe that the Fund will continue to benefit from our careful analysis and selection of underlying funds, while maintaining the same relative allocation among the three primary asset classes. Additionally, we seek to decrease the Fund's return volatility by carefully allocating the Fund's assets to domestic and foreign equity fund holdings and varying capitalization sizes and investment styles.


TOP FIVE FUND HOLDINGS
Franklin Templeton
Moderate Target Fund
1/31/01

                                                                     % OF TOTAL
                                                                     NET ASSETS
--------------------------------------------------------------------------------
Franklin U.S. Government
Securities Fund                                                           17.2%

Franklin Strategic
Income Fund                                                               11.6%

Franklin Institutional
Fiduciary Trust
Money Market Portfolio                                                    10.9%

Mutual European Fund                                                       9.3%

Franklin Small Cap
Growth Fund I                                                              6.1%

FRANKLIN TEMPLETON
MODERATE TARGET FUND

--------------------------------------------------------------------------------
CLASS A: Subject to the current, maximum 5.75% initial sales charge. Prior to 8/3/98, Fund shares were offered at a lower initial sales charge; thus actual total returns may differ.

CLASS C: Subject to 1% initial sales charge and 1% contingent deferred sales charge for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

Past expense reductions by the Fund's manager increased the Fund's total return. Without these reductions, the Fund's total return would have been lower.
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY AS OF 1/31/01

Distributions and returns will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of operating expenses for each class. All total returns include reinvested distributions at net asset value.

PRICE AND DISTRIBUTION INFORMATION

CLASS A                                  CHANGE         1/31/01   7/31/00
--------------------------------------------------------------------------------
Net Asset Value (NAV)                    -$0.69         $12.15    $12.84
DISTRIBUTIONS (8/1/00 - 1/31/01)
Dividend Income                          $0.4049
Long-Term Capital Gain                   $0.0033
                                         -------
       Total                             $0.4082


CLASS C                                  CHANGE         1/31/01   7/31/00
--------------------------------------------------------------------------------
Net Asset Value (NAV)                    -$0.67         $12.00    $12.67

DISTRIBUTIONS (8/1/00 - 1/31/01)
Dividend Income                          $0.3505
Long-Term Capital Gain                   $0.0033
                                         -------
     Total                               $0.3538




For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton Investments at 1-800/342-5236.

PERFORMANCE

                                                                           INCEPTION
CLASS A                                   6-MONTH    1-YEAR    3-YEAR      (12/31/96)
-------------------------------------------------------------------------------------
Cumulative Total Return(1)               -2.13%      +3.70%   +31.18%         +49.21%
Average Annual Total Return(2)           -7.73%      -2.28%    +7.33%         +8.70%
Value of $10,000 Investment(3)           $9,227      $9,772   $12,364        $14,063
Avg. Ann. Total Return (12/31/00)(4)                 -6.81%    +5.92%         +7.94%



                                                                           INCEPTION
CLASS C                                   6-MONTH    1-YEAR    3-YEAR      (12/31/96)
-------------------------------------------------------------------------------------
Cumulative Total Return(1)                 -2.43%     +2.99%   +28.24%      +43.80%
Average Annual Total Return(2)             -4.36%     +0.99%    +8.30%       +9.03%
Value of $10,000 Investment(3)             $9,564    $10,099   $12,702      $14,238
Avg. Ann. Total Return (12/31/00)(4)                  -3.72%    +6.78%       +8.29%

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class. Six-month return has not been annualized.
3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include the current, applicable, maximum sales charge(s) for that class.
4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

--------------------------------------------------------------------------------
Ongoing stock market volatility can dramatically change the Fund's short-term performance; current results may differ. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.
--------------------------------------------------------------------------------

Past performance does not guarantee future results.

FRANKLIN TEMPLETON GROWTH TARGET FUND

ASSET ALLOCATION
Franklin Templeton Conservative Target Fund
Based on Total Net Assets
1/31/01

[PIE CHART]

Domestic Equity                                                           52.6%
Foreign Equity                                                            26.0%
Fixed Income                                                              16.7%
Short-Term Investments & Other Net Assets                                  4.7%

--------------------------------------------------------------------------------
Your Fund's Goal: Franklin Templeton Growth Target Fund seeks the highest level of long-term total return achievable at a higher level of risk.
--------------------------------------------------------------------------------

During the six months under review, Franklin Templeton Growth Target Fund - Class A provided a -5.53% cumulative total return, as shown in the Performance Summary on page 16. This performance can be attributed largely to maintaining a static allocation among equities, fixed income securities and short-term investments, as well as the actual performance of the selected underlying funds.

At the end of the reporting period, Franklin Templeton Growth Target Fund's domestic equity exposure was 66.9% of its total equity weighting, with the balance represented by foreign equity. The portfolio was diversified across capitalization size and investment style, and on January 31, 2001, we held shares in large-, mid-, and small-capitalization equity funds, representing



The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 26.

value and growth styles. Mutual European Fund, representing 13.8% of the Fund's total net assets, was our largest fund weighting. Franklin U.S. Government Securities Fund was our largest fixed income holding.

Looking forward, we believe that the Fund will continue to benefit from our careful analysis and selection of underlying funds, while maintaining the same relative allocation among the three primary asset classes. Additionally, we seek to decrease the Fund's return volatility by carefully allocating the Fund's assets to domestic and foreign equity fund holdings and varying capitalization sizes and investment styles.




TOP FIVE FUND HOLDINGS

Franklin Templeton
Growth Target Fund
1/31/01

                                                                     % OF TOTAL
                                                                     NET ASSETS
--------------------------------------------------------------------------------
Mutual European Fund                                                    13.8%

Franklin Aggressive
Growth Fund                                                             12.3%

Franklin Small Cap
Growth Fund I                                                           10.4%

Franklin Large Cap
Growth Fund                                                              9.6%

Franklin U.S. Government
Securities Fund                                                          8.4%

FRANKLIN TEMPLETON
GROWTH TARGET FUND

--------------------------------------------------------------------------------
CLASS A: Subject to the current, maximum 5.75% initial sales charge. Prior to 8/3/98, Fund shares were offered at a lower initial sales charge; thus actual total returns may differ.

CLASS C: Subject to 1% initial sales charge and 1% contingent deferred sales charge for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

Past expense reductions by the Fund's manager increased the Fund's total return. Without these reductions, the Fund's total return would have been lower.
--------------------------------------------------------------------------------


PERFORMANCE SUMMARY AS OF 1/31/01

Distributions and returns will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of operating expenses for each class. All total returns include reinvested distributions at net asset value.


PRICE AND DISTRIBUTION INFORMATION

CLASS A                                       CHANGE         1/31/01   7/31/00
--------------------------------------------------------------------------------
Net Asset Value (NAV)                         -$1.22         $13.28    $14.50
DISTRIBUTIONS (8/1/00 - 1/31/01)
Dividend Income                              $0.4063



CLASS C                                       CHANGE         1/31/01   7/31/00
--------------------------------------------------------------------------------
Net Asset Value (NAV)                         -$1.20         $13.23    $14.43
DISTRIBUTIONS (8/1/00 - 1/31/01)
Dividend Income                               $0.347

For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton Investments at 1-800/342-5236.

PERFORMANCE

                                                                            INCEPTION
CLASS A                                    6-MONTH    1-YEAR     3-YEAR     (12/31/96)
---------------------------------------------------------------------------------------
Cumulative Total Return(1)                 -5.53%     +0.87%      +40.40%     +58.14%
Average Annual Total Return(2)             -10.94%    -4.92%      +9.78%      +10.26%
Value of $10,000 Investment(3)             $8,906     $9,508     $13,232      $14,905
Avg. Ann. Total Return (12/31/00)(4)                 -10.56%      +8.04%       +9.27%

                                                                            INCEPTION
CLASS C                                    6-MONTH    1-YEAR     3-YEAR     (12/31/96)
---------------------------------------------------------------------------------------
Cumulative Total Return(1)                   -5.83%    +0.16%    +37.38%      +53.80%
Average Annual Total Return(2)               -7.71%    -1.83%    +10.79%      +10.84%
Value of $10,000 Investment(3)               $9,229    $9,817    $13,599      $15,228
Avg. Ann. Total Return (12/31/00)(4)                   -7.68%     +9.01%       +9.85%

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class. Six-month return has not been annualized.
3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include the current, applicable, maximum sales charge(s) for that class.
4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.


--------------------------------------------------------------------------------
Ongoing stock market volatility can dramatically change the Fund's short-term performance; current results may differ. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.
--------------------------------------------------------------------------------

Past performance does not guarantee future results.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Financial Highlights


FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND

                                                                                         CLASS A
                                                          --------------------------------------------------------------------
                                                             SIX MONTHS ENDED                 YEAR ENDED JULY 31,
                                                             JANUARY 31, 2001       ------------------------------------------
                                                          (UNAUDITED)     2000         1999         1998       1997(d)
                                                         ---------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...............       $  12.13     $  10.73     $  11.00     $  10.87     $  10.00
                                                         ---------------------------------------------------------------------
Income from investment operations:
 Net investment income(a) ............................          .36          .58          .41          .39          .12
 Net realized and unrealized gains (losses) ........            .05         1.41         (.08)         .18          .80
                                                         ---------------------------------------------------------------------
Total from investment operations ...................            .41         1.99          .33          .57          .92
                                                         ---------------------------------------------------------------------
Less distributions from:
 Net investment income .............................           (.42)        (.53)        (.41)        (.38)        (.05)
 Net realized gains ................................           (.34)        (.06)        (.19)        (.06)          --
                                                         ---------------------------------------------------------------------
Total distributions ................................           (.76)        (.59)        (.60)        (.44)        (.05)
                                                         ---------------------------------------------------------------------
Net asset value, end of period .....................       $  11.78     $  12.13     $  10.73     $  11.00     $  10.87
                                                         =====================================================================

Total return(b) ......................................        3.60%        18.77%        3.23%        5.41%        9.21%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ..................       $ 23,253     $ 18,050     $ 14,850     $ 11,637     $  1,609
Ratios to average net assets:
 Expenses ..........................................          .92%(c)        .98%         .75%         .76%         .59%(c)
 Expenses excluding waiver and payments by affiliate          .92%(c)        .99%         .83%        1.07%        3.64%(c)
 Net investment income .............................         5.96%(c)       4.95%        3.83%        3.88%        3.93%(c)
Portfolio turnover rate ............................         8.29%        103.79%      218.87%      141.96%       33.30%

(a)  Based on average shares outstanding effective year ended July 31, 1999.
(b) Total return does not reflect sales commission or the contingent deferred sales charge, and is not annualized for periods less than one year.
(c)  Annualized
(d)  For the period December 31, 1996 (effective date) to July 31, 1997.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Financial Highlights (continued)


FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND (CONT.)

                                                                                        CLASS C
                                                       -----------------------------------------------------------------------
                                                        SIX MONTHS ENDED                   YEAR ENDED JULY 31,
                                                        JANUARY 31, 2001  ----------------------------------------------------
                                                         (UNAUDITED)        2000           1999           1998         1997(d)
                                                         ---------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period                     $    12.03       $  10.65       $  10.92       $  10.81       $ 10.00
                                                         ---------------------------------------------------------------------
Income from investment operations:
 Net investment income(a)                                       .31            .50            .33            .33           .10
 Net realized and unrealized gains (losses)                     .05           1.39           (.08)           .15           .75
                                                         ---------------------------------------------------------------------
Total from investment operations                                .36           1.89            .25            .48           .85
                                                         ---------------------------------------------------------------------
Less distributions from:
 Net investment income                                         (.37)          (.45)          (.33)          (.31)         (.04)
 Net realized gains                                            (.34)          (.06)          (.19)          (.06)           --
                                                         ---------------------------------------------------------------------
Total distributions                                            (.71)          (.51)          (.52)          (.37)         (.04)
                                                         ---------------------------------------------------------------------
Net asset value, end of period                           $    11.68       $  12.03       $  10.65       $  10.92       $ 10.81
                                                         =====================================================================

Total return(b)                                                3.18%         17.88%          2.49%          4.56%         8.48%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)                        $   14,886       $ 12,548       $ 10,611       $ 10,218       $ 3,010
Ratios to average net assets:
 Expenses                                                      1.67%(c)       1.71%          1.50%          1.50%         1.48%(c)
 Expenses excluding waiver and payments by affiliate           1.67%(c)       1.72%          1.58%          1.81%         4.53%(c)
 Net investment income                                         5.16%(c)       4.24%          3.13%          3.27%         3.04%(c)
Portfolio turnover rate                                        8.29%        103.79%        218.87%        141.96%        33.30%



(a)  Based on average shares outstanding effective year ended July 31, 1999.

(b) Total return does not reflect sales commission or the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)  Annualized

(d)  For the period December 31, 1996 (effective date) to July 31, 1997.


                       See notes to financial statements.                     19

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
STATEMENT OF INVESTMENTS, JANUARY 31, 2001 (UNAUDITED)

      FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND                              SHARES            VALUE
---------------------------------------------------------------------------------------------------------
      MUTUAL FUNDS (NOTE 3) 100.0%

      CASH EQUIVALENTS 20.3%
      Franklin Institutional Fiduciary Trust Money Market Portfolio          7,728,040        $ 7,728,040
                                                                                              -----------
      FIXED INCOME 39.6%
 (b,c)Franklin Bond Fund Advisor Class                                         247,265          2,433,100
      Franklin Strategic Income Fund Advisor Class                             522,931          5,213,625
      Franklin U.S. Government Securities Fund Advisor Class                 1,094,698          7,476,788
                                                                                              -----------
                                                                                               15,123,513
                                                                                              -----------
      DOMESTIC EQUITY 27.2%
      Franklin Aggressive Growth Fund Advisor Class                             20,055            404,325
      Franklin Growth and Income Fund Advisor Class                             20,711            300,312
      Franklin Large Cap Growth Fund Advisor Class                             125,044          1,735,616
      Franklin Natural Resources Fund Advisor Class                             68,181          1,268,181
      Franklin Small Cap Growth Fund I Advisor Class                            44,071          1,830,276
   (a)Franklin Technology Fund Advisor Class                                   115,158            992,671
      Mutual Shares Fund Class Z                                               183,565          3,847,535
                                                                                              -----------
                                                                                               10,378,916
                                                                                              -----------
      FOREIGN EQUITY 12.9%
      Mutual European Fund Class Z                                             160,867          2,565,836
      Templeton Foreign Fund Advisor Class                                     147,466          1,536,605
   (a)Templeton Latin American Fund Advisor Class                               71,053            800,768
                                                                                              -----------
                                                                                                4,903,209
                                                                                              -----------
      TOTAL INVESTMENTS (COST $36,445,111) 100.0%                                              38,133,678
      OTHER ASSETS, LESS LIABILITIES                                                                4,986
                                                                                              -----------
      NET ASSETS 100.0%                                                                       $38,138,664
                                                                                              ===========


(a)  Non-income producing

(b) Effective March 1, 2001, the Franklin Bond Fund Advisor Class was renamed the Franklin Total Return Fund Advisor Class.

(c)  See Note 6 regarding holdings of 5% voting securities.


20                     See notes to financial statements.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Financial Highlights

FRANKLIN TEMPLETON MODERATE TARGET FUND

                                                                                        CLASS A
                                                        -------------------------------------------------------------------------
                                                        SIX MONTHS ENDED                      YEAR ENDED JULY 31,
                                                        JANUARY 31, 2001       --------------------------------------------------
                                                           (UNAUDITED)           2000          1999          1998         1997(d)
                                                        -------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period                        $  12.83           $  10.44      $  10.77      $  11.26      $  10.00
                                                        -------------------------------------------------------------------------
Income from investment operations:
 Net investment income(a)                                        .35                .51           .33           .37           .17
 Net realized and unrealized gains (losses)                     (.63)              2.35          (.17)          .01          1.13
                                                        -------------------------------------------------------------------------
Total from investment operations                                (.28)              2.86           .16           .38          1.30
                                                        -------------------------------------------------------------------------
Less distributions from:
 Net investment income                                          (.40)              (.47)         (.31)         (.38)         (.04)
 Net realized gains                                               --(e)              --          (.18)         (.49)           --
                                                        -------------------------------------------------------------------------
Total distributions                                             (.40)              (.47)         (.49)         (.87)         (.04)
                                                        -------------------------------------------------------------------------
Net asset value, end of period                              $  12.15           $  12.83      $  10.44      $  10.77      $  11.26
                                                        =========================================================================

Total return(b)                                                (2.13)%            27.79%         1.74%         3.71%        13.05%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)                           $ 58,582           $ 41,348      $ 28,694      $ 23,028      $  6,498
Ratios to average net assets:
 Expenses                                                        .77%(c)            .83%          .85%          .77%        .67%(c)
 Expenses excluding waiver and payments by affiliate             .77%(c)            .83%          .85%          .94%       1.26%(c)
 Net investment income                                          5.67%(c)           4.20%         3.23%         3.37%       2.69%(c)
Portfolio turnover rate                                        13.64%             85.78%       202.78%       124.87%       264.78%


(a)  Based on average shares outstanding effective year ended July 31, 1999.

(b) Total return does not reflect sales commission or the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)  Annualized

(d)  For the period December 31, 1996 (effective date) to July 31, 1997.

(e)  The fund made a capital gain distribution of $.003.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Financial Highlights (continued)


FRANKLIN TEMPLETON MODERATE TARGET FUND (CONT.)

                                                                                       CLASS C
                                                        -------------------------------------------------------------------
                                                        SIX MONTHS ENDED                   YEAR ENDED JULY 31,
                                                        JANUARY 31, 2001    -----------------------------------------------
                                                          (UNAUDITED)         2000         1999         1998       1997(d)
                                                        -------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period                        $ 12.67         $ 10.31      $ 10.65      $ 11.16      $ 10.00
                                                        -------------------------------------------------------------------
Income from investment operations:
 Net investment income(a)                                       .30             .41          .25          .30          .07
 Net realized and unrealized gains (losses)                    (.62)           2.33         (.17)          --         1.11
                                                        -------------------------------------------------------------------
Total from investment operations                               (.32)           2.74          .08          .30         1.18
                                                        -------------------------------------------------------------------
Less distributions from:
 Net investment income                                         (.35)           (.38)        (.24)        (.32)        (.02)
 Net realized gains                                           --(e)              --         (.18)        (.49)          --
                                                        -------------------------------------------------------------------
Total distributions                                            (.35)           (.38)        (.42)        (.81)        (.02)
                                                        -------------------------------------------------------------------
Net asset value, end of period                              $ 12.00         $ 12.67      $ 10.31      $ 10.65      $ 11.16
                                                        ===================================================================

Total return(b)                                               (2.43)%         26.84%         .88%        2.98%       11.84%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)                           $38,840         $35,506      $24,419      $19,501      $ 4,695
Ratios to average net assets:
 Expenses                                                      1.52%(c)        1.57%        1.60%        1.50%      1.50%(c)
 Expenses excluding waiver and payments by affiliate           1.52%(c)        1.57%        1.60%        1.68%      2.09%(c)
 Net investment income                                         4.90%(c)        3.40%        2.51%        2.75%      1.86%(c)
Portfolio turnover rate                                       13.64%          85.78%      202.78%      124.87%      264.78%




(a)  Based on average shares outstanding effective year ended July 31, 1999.

(b) Total return does not reflect sales commission or the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)  Annualized

(d)  For the period December 31, 1996 (effective date) to July 31, 1997.

(e)  The fund made a capital gain distribution of $.003.



22                     See notes to financial statements.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
STATEMENT OF INVESTMENTS, JANUARY 31, 2001 (UNAUDITED)

  FRANKLIN TEMPLETON MODERATE TARGET FUND                                   SHARES         VALUE
---------------------------------------------------------------------------------------------------
  MUTUAL FUNDS (NOTE 3) 99.0%

     CASH EQUIVALENTS 10.9%
     Franklin Institutional Fiduciary Trust Money Market Portfolio      10,625,190     $10,625,190
                                                                                       -----------

     FIXED INCOME 34.7%
(b,c)Franklin Bond Fund Advisor Class                                      592,962       5,834,747
     Franklin Strategic Income Fund Advisor Class                        1,128,824      11,254,370
     Franklin U.S. Government Securities Fund Advisor Class              2,455,073      16,768,152
                                                                                        ----------
                                                                                        33,857,269
                                                                                        ----------
     DOMESTIC EQUITY 35.1%
     Franklin Aggressive Growth Fund Advisor Class                         258,743       5,216,262
     Franklin Growth and Income Fund Advisor Class                         283,995       4,117,922
     Franklin Large Cap Growth Fund Advisor Class                          405,777       5,632,179
  (c)Franklin Natural Resources Fund Advisor Class                         244,406       4,545,950
     Franklin Small Cap Growth Fund I Advisor Class                        142,087       5,900,854
  (a)Franklin Technology Fund Advisor Class                                379,529       3,271,537
     Mutual Shares Fund Class Z                                            263,536       5,523,719
                                                                                        ----------
                                                                                        34,208,423
                                                                                        ----------
     FOREIGN EQUITY 18.3%
     Mutual European Fund Class Z                                          565,258       9,015,870
     Templeton Foreign Fund Advisor Class                                  561,470       5,850,520
(a,c)Templeton Latin American Fund Advisor Class                           259,444       2,923,934
                                                                                        ----------
                                                                                        17,790,324
                                                                                        ----------
     TOTAL INVESTMENTS (COST $89,688,590) 99.0%                                         96,481,206
     OTHER ASSETS, LESS LIABILITIES 1.0%                                                   941,462
                                                                                        ----------
     NET ASSETS 100.0%                                                                 $97,422,668
                                                                                       ===========



(a)  Non-income producing

(b) Effective March 1, 2001, the Franklin Bond Fund Advisor Class was renamed the Franklin Total Return Fund Advisor Class.

(c)  See Note 6 regarding holdings of 5% voting securities.


                       See notes to financial statements.                     23

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Financial Highlights


FRANKLIN TEMPLETON GROWTH TARGET FUND

                                                                                CLASS A
                                                     ---------------------------------------------------------------------------
                                                     SIX MONTHS ENDED                       YEAR ENDED JULY 31,
                                                     JANUARY 31, 2001      -----------------------------------------------------
                                                        (UNAUDITED)          2000           1999           1998          1997(d)
                                                     ---------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period                     $  14.50          $  11.01       $  11.16       $  11.33       $  10.00
                                                     ---------------------------------------------------------------------------
Income from investment operations:
 Net investment income(a)                                     .34               .40            .28            .33            .05
 Net realized and unrealized gains (losses)                 (1.15)             3.77            .11           (.05)          1.28
                                                     ---------------------------------------------------------------------------
Total from investment operations                             (.81)             4.17            .39            .28           1.33
                                                     ---------------------------------------------------------------------------
Less distributions from:
 Net investment income                                       (.41)             (.39)          (.25)          (.30)            --
 Net realized gains                                            --              (.29)          (.29)          (.15)            --
                                                     ---------------------------------------------------------------------------
Total distributions                                          (.41)             (.68)          (.54)          (.45)            --
                                                     ---------------------------------------------------------------------------
Net asset value, end of period                           $  13.28          $  14.50       $  11.01       $  11.16       $  11.33
                                                     ===========================================================================

Total return(b)                                             (5.53)%           38.55%          3.91%          2.63%         13.30%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)                        $ 70,557          $ 66,445       $ 40,839       $ 27,042       $  9,638
Ratios to average net assets:
 Expenses                                                     .83%(c)           .84%           .75%           .75%         .73%(c)
 Expenses excluding waiver and payments by affiliate          .83%(c)           .85%           .86%           .98%        2.19%(c)
 Net investment income                                       4.92%(c)          2.93%          2.61%          2.80%        2.65%(c)
Portfolio turnover rate                                     22.23%            73.82%        207.65%        118.19%         65.52%





(a)  Based on average shares outstanding effective year ended July 31, 1999.

(b) Total return does not reflect sales commission or the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)  Annualized

(d)  For the period December 31, 1996 (effective date) to July 31, 1997.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Financial Highlights (continued)

FRANKLIN TEMPLETON GROWTH TARGET FUND (CONT.)

                                                                                      CLASS C
                                                     ---------------------------------------------------------------------------
                                                     SIX MONTHS ENDED                       YEAR ENDED JULY 31,
                                                     JANUARY 31, 2001      -----------------------------------------------------
                                                        (UNAUDITED)          2000           1999           1998          1997(d)
                                                     ---------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period                     $  14.43          $  10.92       $  11.08       $  11.30       $  10.00
                                                     ---------------------------------------------------------------------------
Income from investment operations:
 Net investment income(a)                                     .29               .29            .21            .24            .04
 Net realized and unrealized gains (losses)                 (1.14)             3.77            .10           (.05)          1.26
                                                     ---------------------------------------------------------------------------
Total from investment operations                             (.85)             4.06            .31            .19           1.30
                                                     ---------------------------------------------------------------------------
Less distributions from:
 Net investment income                                       (.35)             (.26)          (.18)          (.26)            --
 Net realized gains                                            --              (.29)          (.29)          (.15)            --
                                                     ---------------------------------------------------------------------------
Total distributions                                          (.35)             (.55)          (.47)          (.41)            --
                                                     ---------------------------------------------------------------------------
Net asset value, end of period                           $  13.23          $  14.43       $  10.92       $  11.08       $  11.30
                                                     ===========================================================================

Total return(b)                                             (5.83)%           37.64%          3.12%          1.84%         13.00%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)                        $ 41,342          $ 38,666       $ 21,902       $ 20,752       $  4,733
Ratios to average net assets:
 Expenses                                                    1.58%(c)          1.59%          1.50%          1.50%        1.49%(c)
 Expenses excluding waiver and payments by affiliate         1.58%(c)          1.60%          1.61%          1.73%        2.95%(c)
 Net investment income                                       4.14%(c)          2.16%          2.00%          1.97%        1.89%(c)
Portfolio turnover rate                                     22.23%            73.82%        207.65%        118.19%         65.52%



(a)  Based on average shares outstanding effective year ended July 31, 1999.

(b) Total return does not reflect sales commission or the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)  Annualized

(d)  For the period December 31, 1996 (effective date) to July 31, 1997.


                       See notes to financial statements.                     25

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
STATEMENT OF INVESTMENTS, JANUARY 31, 2001 (UNAUDITED)

 FRANKLIN TEMPLETON GROWTH TARGET FUND                                         SHARES            VALUE
 ---------------------------------------------------------------------------------------------------------
 MUTUAL FUNDS (NOTE 3) 100.1%
      CASH EQUIVALENTS 4.8%
      Franklin Institutional Fiduciary Trust Money Market Portfolio          5,396,371       $   5,396,371
                                                                                             -------------
      FIXED INCOME 16.7%
 (b,c)Franklin Bond Fund Advisor Class                                         299,788           2,949,917
      Franklin Strategic Income Fund Advisor Class                             632,939           6,310,400
      Franklin U.S. Government Securities Fund Advisor Class                 1,383,863           9,451,782
                                                                                             -------------
                                                                                                18,712,099
                                                                                             -------------
      DOMESTIC EQUITY 52.6%
      Franklin Aggressive Growth Fund Advisor Class                            682,641          13,762,051
      Franklin Growth and Income Fund Advisor Class                            567,989           8,235,843
   (c)Franklin Large Cap Growth Fund Advisor Class                             772,409          10,721,041
   (c)Franklin Natural Resources Fund Advisor Class                            355,680           6,615,656
      Franklin Small Cap Growth Fund I Advisor Class                           281,433          11,687,908
 (a,c)Franklin Technology Fund Advisor Class                                   628,994           5,421,927
      Mutual Shares Fund Class Z                                               112,954           2,367,519
                                                                                             -------------
                                                                                                58,811,945
                                                                                             -------------
      FOREIGN EQUITY 26.0%
      Mutual European Fund Class Z                                             968,724          15,451,143
      Templeton Foreign Fund Advisor Class                                     833,724           8,687,408
 (a,c)Templeton Latin American Fund Advisor Class                              438,559           4,942,562
                                                                                             -------------
                                                                                                29,081,113
                                                                                             -------------
      TOTAL INVESTMENTS (COST $99,846,716) 100.1%                                              112,001,528
      OTHER ASSETS, LESS LIABILITIES (.1%)                                                        (101,645)
                                                                                             -------------
      NET ASSETS 100.0%                                                                      $ 111,899,883
                                                                                             =============




(a)  Non-income producing

(b) Effective March 1, 2001, the Franklin Bond Fund Advisor Class was renamed the Franklin Total Return Fund Advisor Class.

(c)  See Note 6 regarding holdings of 5% voting securities.



26                     See notes to financial statements.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Financial Statements
STATEMENTS OF ASSETS AND LIABILITIES
JANUARY 31, 2001 (UNAUDITED)

                                                                         FRANKLIN TEMPLETON  FRANKLIN TEMPLETON  FRANKLIN TEMPLETON
                                                                            CONSERVATIVE          MODERATE            GROWTH
                                                                             TARGET FUND         TARGET FUND        TARGET FUND
                                                                         ----------------------------------------------------------
Assets:
 Investments in securities:
Cost - Unaffiliated issuers                                                 $  33,979,577      $  76,992,598       $  70,765,671
Cost - Non-controlled affiliated issuers                                        2,465,534         12,695,992          29,081,045
                                                                         ==========================================================
Value - Unaffiliated issuers                                                   35,700,578         83,176,575          81,350,425
Value - Non-controlled affiliated issuers                                       2,433,100         13,304,631          30,651,103
 Receivables:
Capital shares sold                                                                69,634          1,211,906             304,549
 Organization costs                                                                12,528             12,528              12,528
                                                                         ----------------------------------------------------------
Total assets                                                                   38,215,840         97,705,640         112,318,605
                                                                         ----------------------------------------------------------
Liabilities:
 Payables:
Capital shares redeemed                                                            17,975            159,863             189,624
Affiliates                                                                         50,657             97,247             138,495
Shareholders                                                                        4,473             19,292              75,183
 Other liabilities                                                                  4,071              6,570              15,420
                                                                         ----------------------------------------------------------
Total liabilities                                                                  77,176            282,972             418,722
                                                                         ----------------------------------------------------------
 Net assets, at value                                                       $  38,138,664      $  97,422,668       $ 111,899,883
                                                                         ==========================================================
Net assets consist of:
 Undistributed net investment income                                        $      86,257      $     165,405       $      28,785
 Net unrealized appreciation                                                    1,688,567          6,792,616          12,154,812
 Accumulated net realized gain (loss)                                             212,817           (330,495)         (1,334,142)
 Capital shares                                                                36,151,023         90,795,142         101,050,428
                                                                         ----------------------------------------------------------
Net assets, at value                                                        $  38,138,664      $  97,422,668       $ 111,899,883
                                                                         ==========================================================
CLASS A:
 Net assets, at value                                                       $  23,253,108      $  58,582,387       $  70,557,485
                                                                         ==========================================================
 Shares outstanding                                                             1,974,516          4,821,162           5,311,288
                                                                         ==========================================================
 Net asset value per share*                                                 $       11.78      $       12.15       $       13.28
                                                                         ==========================================================
 Maximum offering price per share (net asset value per share / 94.25%)      $       12.50      $       12.89       $       14.09
                                                                         ==========================================================
CLASS C:
 Net assets, at value                                                       $  14,885,556      $  38,840,281       $  41,342,398
                                                                         ==========================================================
 Shares outstanding                                                             1,274,904          3,237,056           3,125,765
                                                                         ==========================================================
 Net asset value per share*                                                 $       11.68      $       12.00       $       13.23
                                                                         ==========================================================
 Maximum offering price per share (net asset value per share / 99.00%)      $       11.80      $       12.12       $       13.36
                                                                         ==========================================================

* Redemption price is equal to net asset value less any applicable contingent deferred sales charge.


                       See notes to financial statements.                     27

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Financial Statements (continued)
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JANUARY 31, 2001 (UNAUDITED)

                                                                          FRANKLIN TEMPLETON  FRANKLIN TEMPLETON  FRANKLIN TEMPLETON
                                                                             CONSERVATIVE         MODERATE              GROWTH
                                                                              TARGET FUND        TARGET FUND          TARGET FUND
                                                                          ----------------------------------------------------------
Investment income:
 Dividends:
  Unaffiliated issuers                                                      $   1,067,536       $   2,597,418       $   2,944,674
  Non-controlled affiliated issuers (Note 6)                                       91,237             238,950             188,120
                                                                          ----------------------------------------------------------
    Total investment income                                                     1,158,773           2,836,368           3,132,794
                                                                          ----------------------------------------------------------
Expenses:
 Asset allocation fees (Note 3)                                                    30,411              94,052             127,448
 Distribution fees (Note 3)
  Class A                                                                          25,534              66,021              86,609
  Class C                                                                          67,436             185,020             202,474
 Transfer agent fees (Note 3)                                                      43,863              87,282             128,349
 Reports to shareholders                                                            4,794               8,069              11,894
 Registration and filing fees                                                      19,939              27,639              32,670
 Professional fees (Note 3)                                                         6,126               6,519               6,468
 Trustees' fees and expenses                                                          351               1,114               1,312
 Amortization of organization costs                                                 6,833               6,833               6,833
 Other                                                                                687                 519               1,310
                                                                          ----------------------------------------------------------
    Total expenses                                                                205,974             483,068             605,367
                                                                          ----------------------------------------------------------
     Net investment income                                                        952,799           2,353,300           2,527,427
                                                                          ----------------------------------------------------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments in unaffiliated issuers                                              22,769            (606,711)         (1,593,457)
  Investments in non-controlled affiliated issuers (Note 6)                       (27,679)           (106,400)           (208,449)
  Distributions by underlying funds                                               243,916             397,918             518,407
                                                                          ----------------------------------------------------------
     Net realized gain (loss)                                                     239,006            (315,193)         (1,283,499)
 Net unrealized appreciation (depreciation) on investments                         37,000          (3,821,009)         (7,513,213)
                                                                          ----------------------------------------------------------
Net realized and unrealized gain (loss)                                           276,006          (4,136,202)         (8,796,712)
                                                                          ----------------------------------------------------------
Net increase (decrease) in net assets resulting from operations             $   1,228,805       $  (1,782,902)      $  (6,269,285)
                                                                          ==========================================================


28                     See notes to financial statements.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Financial Statements (continued)
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED JANUARY 31, 2001 (UNAUDITED)
AND THE YEAR ENDED JULY 31, 2000

                                            FRANKLIN TEMPLETON            FRANKLIN TEMPLETON              FRANKLIN TEMPLETON
                                         CONSERVATIVE TARGET FUND        MODERATE TARGET FUND             GROWTH TARGET FUND
                                      ----------------------------------------------------------------------------------------------
                                        SIX MONTHS           YEAR      SIX MONTHS         YEAR         SIX MONTHS        YEAR
                                           ENDED            ENDED         ENDED           ENDED           ENDED         ENDED
                                      JANUARY 31, 2001 JULY 31, 2000 JANUARY 31, 2001 JULY 31, 2000  JANUARY 31, 2001  JULY 31, 2000
                                      ----------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income                 $   952,799     $ 1,298,108     $ 2,353,300    $ 2,505,438     $  2,527,427    $  2,267,477
  Net realized gain (loss) from
   investments and distributions
   by underlying funds                      239,006       1,320,665        (315,193)     1,031,639       (1,283,499)      1,463,033
  Net unrealized appreciation
   (depreciation) on
   investments                               37,000       1,824,100      (3,821,009)    10,629,864       (7,513,213)     19,648,176
                                      ----------------------------------------------------------------------------------------------
      Net increase (decrease)
       in net assets resulting
       from operations                    1,228,805       4,442,873      (1,782,902)    14,166,941       (6,269,285)     23,378,686
 Distributions to shareholders from:
  Net investment income:
   Class A                                 (721,250)       (722,519)     (1,682,170)    (1,340,828)      (2,034,178)     (1,495,954)
   Class C                                 (420,701)       (436,488)     (1,039,707)      (898,190)      (1,024,593)       (525,026)
  Net realized gains:
   Class A                                 (591,023)        (79,616)        (13,985)            --               --      (1,063,719)
   Class C                                 (385,698)        (58,278)         (9,912)            --               --        (571,909)
                                      ----------------------------------------------------------------------------------------------
 Total distributions to
  shareholders                           (2,118,672)     (1,296,901)     (2,745,774)    (2,239,018)      (3,058,771)     (3,656,608)
 Capital share transactions
  (Note 2):
   Class A                                5,710,771       1,361,121      19,876,918      6,093,580        9,929,516      12,837,324
   Class C                                2,719,557         630,017       5,220,439      5,719,792        6,187,805       9,810,819
                                      ----------------------------------------------------------------------------------------------
 Total capital share
  transactions                            8,430,328       1,991,138      25,097,357     11,813,372       16,117,321      22,648,143
      Net increase in
       net assets                         7,540,461       5,137,110      20,568,681     23,741,295        6,789,265      42,370,221
Net assets
 Beginning of period                     30,598,203      25,461,093      76,853,987     53,112,692      105,110,618      62,740,397
                                      ----------------------------------------------------------------------------------------------
 End of period                          $38,138,664     $30,598,203     $97,422,668    $76,853,987     $111,899,883    $105,110,618
                                      ==============================================================================================
Undistributed net investment
 income included in net assets:
  End of period                         $    86,257     $   275,409     $   165,405    $   533,982     $     28,785    $    560,129
                                      ==============================================================================================


                       See notes to financial statements.                     29

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Notes to Financial Statements (unaudited)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Fund Allocator Series (the Trust) is registered under the Investment Company Act of 1940 as a non-diversified, open-end investment company, consisting of three series (the Funds). The Funds' investment objectives are to seek the highest level of long-term total return that is consistent with an acceptable level of risk.

The following summarizes the Funds' significant accounting policies.

a. SECURITY VALUATION

Investments in open-end investment companies (individually, an "Underlying Fund" and collectively, the "Underlying Funds") are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.

b. INCOME TAXES

No provision has been made for income taxes because each Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

c. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Securities transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets. Other expenses are charged to each Fund on a specific identification basis.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

d. ORGANIZATION COSTS

Organization costs are amortized on a straight line basis over five years.

e. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Notes to Financial Statements (unaudited) (continued)


2. SHARES OF BENEFICIAL INTEREST

The Funds offer two classes of shares: Class A and Class C. Each class of shares differs by its initial sales load, distribution fees, voting rights on matters affecting a single class and the exchange privilege.

At January 31, 2001, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Funds' shares were as follows:

                                                   FRANKLIN TEMPLETON           FRANKLIN TEMPLETON           FRANKLIN TEMPLETON
                                                 CONSERVATIVE TARGET FUND      MODERATE TARGET FUND          GROWTH TARGET FUND
                                                 --------------------------------------------------------------------------------
                                                   SHARES       AMOUNT         SHARES        AMOUNT         SHARES       AMOUNT
                                                 --------------------------------------------------------------------------------
CLASS A SHARES:
Six months ended January 31, 2001
 Shares sold                                       598,746   $ 7,113,986     1,920,547   $ 23,956,563     1,302,905   $17,809,535
 Shares issued in reinvestment of distributions    109,904     1,264,781       138,866      1,659,631       154,062     1,995,295
 Shares redeemed                                  (221,866)   (2,667,996)     (460,802)    (5,739,276)     (728,225)   (9,875,314)
                                                 --------------------------------------------------------------------------------
 Net increase                                      486,784   $ 5,710,771     1,598,611   $ 19,876,918       728,742   $ 9,929,516
                                                 ================================================================================
Year ended July 31, 2000
 Shares sold                                       680,043   $ 8,144,164     1,518,765   $ 18,564,807     2,765,280   $37,899,437
 Shares issued in reinvestment of distributions     66,004       780,688       109,501      1,323,208       191,549     2,530,225
 Shares redeemed                                  (642,559)   (7,563,731)   (1,153,633)   (13,794,435)   (2,084,927)  (27,592,338)
                                                 --------------------------------------------------------------------------------
 Net increase                                      103,488   $ 1,361,121       474,633   $  6,093,580       871,902   $12,837,324
                                                 ================================================================================
CLASS C SHARES:
Six months ended January 31, 2001
 Shares sold                                       305,748   $ 3,631,298       562,210   $  6,839,669       621,330   $ 8,680,140
 Shares issued in reinvestment of distributions     60,521       690,261        77,239        910,086        75,479       966,966
 Shares redeemed                                  (134,492)   (1,602,002)     (204,951)    (2,529,316)     (250,479)   (3,459,301)
                                                 --------------------------------------------------------------------------------
 Net increase                                      231,777   $ 2,719,557       434,498   $  5,220,439       446,330   $ 6,187,805
                                                 ================================================================================
Year ended July 31, 2000
 Shares sold                                       310,985   $ 3,686,265     1,057,669   $ 13,015,733     1,110,295   $15,450,202
 Shares issued in reinvestment of distributions     37,469       440,477        69,071        825,358        79,628     1,058,668
 Shares redeemed                                  (301,954)   (3,496,725)     (692,399)    (8,121,299)     (515,473)   (6,698,051)
                                                 --------------------------------------------------------------------------------
 Net increase                                       46,500   $   630,017       434,341   $  5,719,792       674,450   $ 9,810,819
                                                 ================================================================================

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Trust are also officers and/or directors of the following entities:

      ENTITY                                                          AFFILIATION
      ----------------------------------------------------------------------------------------------------
      Franklin Advisers, Inc. (Advisers)                              Investment manager
      Franklin Templeton Services, LLC (FT Services)                  Administrative manager
      Franklin/Templeton Investor Services, LLC (Investor Services)   Transfer agent
      Franklin/Templeton Distributors, Inc. (Distributors)            Principal underwriter
      The Underlying Funds                                            The funds in which the Trust invests

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Notes to Financial Statements (unaudited) (continued)


3. TRANSACTIONS WITH AFFILIATES (CONT.)

The Funds invest primarily in the Underlying Funds which are managed by Advisers.

The Funds may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund) which is managed by Advisers.

The Funds pay an asset allocation fee to Advisers of .25% per year of the average daily net assets of each Fund.

Pursuant to a SEC exemptive order, asset allocation fees were reduced on assets invested in the Franklin Institutional Fiduciary Trust Money Market Portfolio.

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Funds.

The Funds reimburse Distributors up to .25% and 1.00% per year of the average daily net assets of Class A and Class C, respectively, for costs incurred in marketing the Funds' shares.

Distributors paid net commissions on sales of the Funds' shares, and received contingent deferred sales charges for the period as follows:

                                             FRANKLIN     FRANKLIN      FRANKLIN
                                            TEMPLETON    TEMPLETON     TEMPLETON
                                          CONSERVATIVE    MODERATE       GROWTH
                                           TARGET FUND   TARGET FUND   TARGET FUND
                                          ----------------------------------------
     Net commissions paid...............    $ 64,068      $168,028      $122,262
     Contingent deferred sales charges..    $  1,921      $  1,139      $  5,644

The Funds paid transfer agent fees of $259,494, of which $100,427 was paid to Investor Services.

Included in the professional fees are legal fees of $7,243 that were paid to a law firm in which a partner of that firm was an officer of the Funds.


4. INCOME TAXES

At January 31, 2001, the net unrealized appreciation based on the cost of investments for income tax purposes was as follows:

                                     FRANKLIN        FRANKLIN        FRANKLIN
                                    TEMPLETON       TEMPLETON       TEMPLETON
                                   CONSERVATIVE      MODERATE         GROWTH
                                    TARGET FUND     TARGET FUND     TARGET FUND
                                   --------------------------------------------
     Investments at cost ......... $ 36,471,617    $ 89,709,852    $ 99,986,455
                                   ============================================
     Unrealized appreciation ..... $  2,108,252    $  8,403,045    $ 14,916,967
     Unrealized depreciation .....     (446,191)     (1,631,691)     (2,901,894)
                                   --------------------------------------------
     Net unrealized appreciation.. $  1,662,061    $  6,771,354    $ 12,015,073
                                   ============================================

Net realized capital gains/losses differ for financial statement and tax purposes primarily due to differing treatment of wash sales.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Notes to Financial Statements (unaudited) (continued)



5. INVESTMENT TRANSACTIONS

Purchases and sales of Underlying Funds (excluding short term securities) for the period ended January 31, 2001, were as follows:

                     FRANKLIN       FRANKLIN        FRANKLIN
                    TEMPLETON      TEMPLETON       TEMPLETON
                   CONSERVATIVE     MODERATE         GROWTH
                   TARGET FUND     TARGET FUND     TARGET FUND
                   -------------------------------------------
     Purchases...  $ 7,978,432     $31,671,773     $36,487,734
     Sales ......  $ 2,235,599     $10,700,165     $23,115,345


6. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The Investment Company Act of 1940 defines "affiliated companies" as investments in portfolio companies in which the funds own 5% or more of the outstanding voting securities. Investments in "affiliated companies" including dividends, interest income, and net realized capital gains (losses), at January 31, 2001 were as shown below.

                                         NUMBER                               NUMBER
                                        OF SHARES                            OF SHARES                              NET REALIZED
                                         HELD AT                              HELD AT                                 CAPITAL
                                        BEGINNING     GROSS       GROSS         END        VALUE AT      DIVIDEND      GAINS
NAME OF ISSUER                          OF PERIOD   ADDITIONS   REDUCTIONS   OF PERIOD   END OF PERIOD    INCOME      (LOSSES)
--------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON CONSERVATIVE
 TARGET FUND:
Franklin Bond Fund Advisor Class....     272,317       9,547      34,599      247,265     $ 2,433,100    $ 91,237    $ (27,679)
                                                                                         ======================================
FRANKLIN TEMPLETON MODERATE
 TARGET FUND:
Franklin Bond Fund Advisor Class....     533,707      69,781      10,526      592,962     $ 5,834,747    $216,258    $  (8,316)
Franklin Natural Resources
 Advisor Class .....................     167,968      76,438          --      244,406       4,545,950      22,692           --
Templeton Latin American Fund
 Advisor Class .....................     388,722      38,768     168,046      259,444       2,923,934          --      (98,084)
                                                                                         --------------------------------------
        TOTAL NON-CONTROLLED
        AFFILIATED ISSUERS .........                                                      $13,304,631    $238,950    $(106,400)
                                                                                         ======================================
FRANKLIN TEMPLETON GROWTH
 TARGET FUND:
Franklin Bond Fund Advisor Class....     336,816      21,938      58,966      299,788     $ 2,949,917    $109,636    $ (37,971)
Franklin Large Cap Growth Fund
 Advisor Class .....................     836,995       2,220      66,806      772,409      10,721,041      30,808       (6,681)
Franklin Natural Resources
 Advisor Class .....................     352,890       2,790          --      355,680       6,615,656      47,676           --
Franklin Technology Fund
 Advisor Class .....................          --     628,994          --      628,994       5,421,927          --           --
Templeton Latin American Fund
 Advisor Class .....................     747,686          --     309,127      438,559       4,942,562          --     (163,797)
                                                                                         --------------------------------------
        TOTAL NON-CONTROLLED
        AFFILIATED ISSUERS .........                                                      $30,651,103    $188,120    $(208,449)
                                                                                         ======================================

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